Common Stock (Details) - USD ($)											3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 12, 2026	Feb. 28, 2026	Feb. 12, 2026	Dec. 22, 2025	Oct. 29, 2025	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 11, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Common Stock [Line Items]
Maximum offering amount sold						$ 4
Proceeds from offering												$ 6,161,505	$ 7,161,504
Exercise price per share													132,570
Aggregate proceeds											652,000
Transaction costs											$ 121,160	1,266,485	$ 1,683,523		193,876
Warrant to purchase shares (in Shares)													132,570
Warrants outstanding	2,619,835										2,619,835		2,605,832
Shares issued in exchange for services													$ 250,000
Net proceeds					$ 582,961
Net of costs transaction					417,039
Total cash commission													10.00%
Non-allocable expense allowance													2.00%
Percentage of common stock equal to warrant													10.00%
Total increased amount											$ 4.4		$ 4.4
Private Placement Offering [Member]
Common Stock [Line Items]
Issuance of shares										1,080,814
Proceeds from offering										$ 4,755,582
Per share price (in Dollars per share)										$ 4.4
Maximum Offering [Member]
Common Stock [Line Items]
Maximum offering amount sold						$ 4,000,000			$ 8.5
Issuance of shares								319,528
February 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares				59,400
Per share price (in Dollars per share)				$ 5
Aggregate proceeds			$ 261,360	$ 297,000
Transaction costs				$ 35,640
March 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares		71,000
Per share price (in Dollars per share)		$ 5
Aggregate proceeds	$ 253,165	$ 355,000
Transaction costs		$ 101,835
Common Stock [Member]
Common Stock [Line Items]
Proceeds from offering					$ 1,000,000
Aggregate proceeds												6,161,505	$ 6,161,505
Transaction costs												1,460,361	$ 1,460,361
Increase in warrants											1,478,006
Shares issued in exchange for services (in Shares)							54,348						54,348	[1]
Shares issued in exchange for services							$ 250,000
Net proceeds												$ 4,701,144	$ 4,701,144
Common Stock [Member] | Private Placement Offering [Member]
Common Stock [Line Items]
Issuance of shares					200,000
Per share price (in Dollars per share)					$ 5
Common Stock [Member] | Maximum Offering [Member]
Common Stock [Line Items]
Issuance of shares								319,528
Common Stock [Member] | February 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares													59,400
Per share price (in Dollars per share)													$ 5
Common Stock [Member] | March 2026 Closing [Member]
Common Stock [Line Items]
Issuance of shares													71,000
Per share price (in Dollars per share)													$ 5
B Warrants [Member]
Common Stock [Line Items]
Exercise price per share													6.575
Warrant to purchase shares (in Shares)													6.575
Total increased amount													$ 702,834
B Warrants [Member] | February 2026 Closing [Member]
Common Stock [Line Items]
Increase in warrants				703,582
Warrants outstanding				749
B Warrants [Member] | February 2026 Closing [Member] | Maximum [Member]
Common Stock [Line Items]
Exercise price per share				6.575
Warrant to purchase shares (in Shares)				6.575
B Warrants [Member] | March 2026 Closing [Member]
Common Stock [Line Items]
Exercise price per share	6.566	6.568									6.566
Increase in warrants		703,797
Warrant to purchase shares (in Shares)	6.566	6.568									6.566
Warrants outstanding	215										215
B Warrants [Member] | March 2026 Closing [Member] | Minimum [Member]
Common Stock [Line Items]
Exercise price per share				6.568
Warrant to purchase shares (in Shares)				6.568
Placement Agent Warrants [Member]
Common Stock [Line Items]
Exercise price per share	33,040										33,040
Warrant to purchase shares (in Shares)	33,040										33,040
Warrants outstanding	13,040										13,040
Total increased amount													$ 5
Warrant [Member]
Common Stock [Line Items]
Exercise price per share													2,100,513
Warrant to purchase shares (in Shares)													2,100,513
Expiration date	Sep. 30, 2026										Sep. 30, 2026
Warrant [Member] | Common Stock [Member]
Common Stock [Line Items]
Increase in warrants											2,619,835	2,583,169

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).